Shareholder Report, Average Annual Return (Details)		7 Months Ended
	Mar. 06, 2024	Sep. 30, 2024
C000248488
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cullen Enhanced Equity Income ETF
Without Sales Load [Member] | C000248488
Average Annual Return [Line Items]
Average Annual Return, Percent		10.88%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent		13.76%
CBOE S&P 500 Buy/Write Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 Buy/Write Index (USD)
Average Annual Return, Percent		9.49%